EQUITY (Details Narrative)		12 Months Ended
	Jul. 31, 2014 USD ($) N $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares
Number of common shares authorized		300,000,000	300,000,000
Common stock, par value | $ / shares		$ 0.001	$ 0.001
Number of preferred stock authorized		10,000,000	10,000,000
Preferred stock, par value | $ / shares		$ 0.001	$ 0.001
Post-Merger [Member] | Enumeral Acquisition Corp [Member]
Conversion ratio	1.102121
Number of shares converted	4,940,744
Post-Merger [Member] | Enumeral Acquisition Corp [Member] | Convertible Debt [Member]
Number of shares issued on note conversion | N	3,230,869
Post-Merger [Member] | Enumeral Acquisition Corp [Member] | Series A Preferred Stock [Member]
Conversion ratio	1.598075
Number of shares converted	4,421,744
Post-Merger [Member] | Enumeral Acquisition Corp [Member] | Series A-1 Convertible Preferred Stock [Member]
Conversion ratio	1.790947
Number of shares converted	3,666,428
Post-Merger [Member] | Enumeral Acquisition Corp [Member] | Series A-2 Preferred Stock [Member]
Conversion ratio	1.997594
Number of shares converted	3,663,177
Post-Merger [Member] | Enumeral Acquisition Corp [Member] | Series B Convertible Preferred Stock [Member]
Conversion ratio	2.927509
Number of shares converted	2,777,687
Merger Agreement [Member]
Number of common shares authorized	300,000,000
Common stock, par value | $ / shares	$ 0.001
Number of preferred stock authorized	10,000,000
Preferred stock, par value | $ / shares	$ 0.001
Private Placement Offering and Agent Warrants [Member]
Number of common shares issued	23,549,510
Warrant [Member] | Series A Preferred Stock [Member]
Number of shares issued		41,659
Private Placement [Member]
Share price (in dollars per unit) | $ / shares	$ 1.00
Exercise price (in dollars per share) | $ / shares	$ 2.00
Term of warrants	5 years
Net proceeds received | $	$ 18,255,444
Offering expense | $	$ 500,000
Number of units of securities sold	21,549,510
Sales price per unit of securities sold | $ / shares	$ 1.00
Holding term in which additional shares are issued to the holder	2 years
Commission rate paid to placement agents expressed as a percentage of the gross funds raised from investors in the PPO	10.00%
Maximum number of unit sales that agents are entitled to receive warrant commissions	20,000,000
Aggregate legal expenses that are reimbursable to placement agents in connection with private placement offering | $	$ 30,000
The maximum number of units that can be sold through private placement in order to provide certain anti-dilution protection to the holders of the Company's Common Stock immediately prior to the Merger (after giving effect to the Split-Off)	15,000,000
Private Placement [Member] | Placement Agent [Member]
Number of common shares issued	150,000
Private Placement [Member] | Warrant [Member]
Number of shares issued	1	23,549,510
Exercise price (in dollars per share) | $ / shares	$ 2.00
Term of warrants	5 years
Private Placement [Member] | Warrant [Member] | Placement Agent [Member]
Number of common shares issued	2,000,000
Exercise price (in dollars per share) | $ / shares	$ 1.00
Term of warrants	5 years
Percentage of common stock purchased	10.00%
Payments for commissions | $	$ 2,154,951
Private Placement [Member] | Common Stock [Member]
Additional shares issued	1,690,658